Goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of operating segments	1
Number of reporting segments	1
Impairment of goodwill | $	$ 0	$ 0